Segment Information, Information about Company's Reportable Segments (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2023 Vessel Segments	Jun. 30, 2023 USD ($) Segments	Jun. 30, 2022 USD ($)
Segment Information [Abstract]
Number of vessels acquired | Vessel	2
Number of operating segments | Segments		2
Number of reportable segments | Segments	3
Voyage charter revenues		$ 389,119	$ 29,592,279
Total vessel revenues		56,012,683	42,609,567
Voyage expenses (including charges from related parties)		(1,242,116)	(18,669,842)
Vessel operating expenses		(11,190,295)	(10,807,764)
Management fees to related parties		(1,657,500)	(1,384,650)
Recovery of Provision for doubtful accounts		266,732	0
Depreciation and Amortization		(3,785,684)	(3,571,444)
Gain on sale of vessels		40,548,776	0
Operating income		77,111,010	7,535,711
Interest and finance costs		(668,815)	(388,385)
Interest income		1,210,769	1,412
Foreign exchange losses		(21,352)	(11,129)
Less: Unallocated corporate general and administrative expenses (including related parties)		(1,841,586)	(640,156)
Net income, before taxes		77,631,612	7,137,609
Time Charter [Member]
Segment Information [Abstract]
Vessel revenues		5,519,288	4,836,315
Pool [Member]
Segment Information [Abstract]
Vessel revenues		50,104,276	8,180,973
Operating Segment [Member]
Segment Information [Abstract]
Operating income		78,952,596	8,175,867
Operating Segment [Member] | Aframax/LR2 Tanker Segment [Member]
Segment Information [Abstract]
Voyage charter revenues		1,032	29,592,279
Total vessel revenues		47,507,650	38,158,401
Voyage expenses (including charges from related parties)		(834,590)	(18,599,250)
Vessel operating expenses		(8,013,227)	(8,701,065)
Management fees to related parties		(1,047,150)	(1,076,950)
Recovery of Provision for doubtful accounts		266,732	0
Depreciation and Amortization		(2,805,193)	(2,992,158)
Gain on sale of vessels		40,548,776	0
Operating income		75,622,998	6,788,978
Operating Segment [Member] | Aframax/LR2 Tanker Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues		5,519,288	4,836,315
Operating Segment [Member] | Aframax/LR2 Tanker Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues		41,987,330	3,729,807
Operating Segment [Member] | Handysize Tanker Segment [Member]
Segment Information [Abstract]
Voyage charter revenues		0	0
Total vessel revenues		8,116,946	4,451,166
Voyage expenses (including charges from related parties)		(104,980)	(70,592)
Vessel operating expenses		(2,852,712)	(2,106,699)
Management fees to related parties		(352,950)	(307,700)
Recovery of Provision for doubtful accounts		0	0
Depreciation and Amortization		(850,371)	(579,286)
Gain on sale of vessels		0	0
Operating income		3,955,933	1,386,889
Operating Segment [Member] | Handysize Tanker Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues		0	0
Operating Segment [Member] | Handysize Tanker Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues		8,116,946	4,451,166
Operating Segment [Member] | LPG Carrier Segment [Member]
Segment Information [Abstract]
Voyage charter revenues		388,087
Total vessel revenues		388,087
Voyage expenses (including charges from related parties)		(302,546)
Vessel operating expenses		(324,356)
Management fees to related parties		(257,400)
Recovery of Provision for doubtful accounts		0
Depreciation and Amortization		(130,120)
Gain on sale of vessels		0
Operating income		(626,335)
Operating Segment [Member] | LPG Carrier Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues		0
Operating Segment [Member] | LPG Carrier Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues		0
Segment Reconciling Items [Member]
Segment Information [Abstract]
Interest and finance costs		(668,815)	(388,385)
Interest income		1,210,769	1,412
Foreign exchange losses		(21,352)	(11,129)
Corporate [Member]
Segment Information [Abstract]
Less: Unallocated corporate general and administrative expenses (including related parties)		$ (1,841,586)	$ (640,156)